Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Computer software	3 to 10 years
Computer hardware	5 to 15 years
Furniture and equipment	3 to 5 years

Computer software	3 to 10 years
Computer hardware	5 to 15 years
Furniture and equipment	3 to 5 years

Schedule of property, plant and equipment

	March 31	June 30
	2014	2013
Office equipment	$36,296	$35,949
Furniture and fixtures	232,209	229,927
Computers and software	1,331,444	1,282,317
Accumulated Depreciation	(1,110,152)	(979,162)
	$489,797	$569,031

	2013	2012
Office equipment	$35,949	$26,970
Furnitures and fixtures	249,770	229,713
Computers and software	1,282,317	1,349,340
Accumulated Depreciation	(989,900)	(921,237)
	$578,136	$684,786

Schedule of property, plant and equipment depreciation expense

	For the three months ended		For the nine months ended
	March 31		March 31
	2014	2013	2014	2013
Depreciation, operating	$12,957	$23,699	$49,864	$53,620
Depreciation, cost of revenue	33,290	26,508	85,273	82,444
Total depreciation expense	$46,247	$50,207	$135,137	$136,064

	2013	2012
Depreciation, operating	$75,844	$36,402
Depreciation, cost of revenue	107,723	111,735
Total depreciation expense	$183,567	$148,137

Schedule for computation of basic and diluted earnings per share

	For the three months ended March 31		For the nine months ended March 31
	2014	2013	2014	2013
Net (loss) income from continuing operations	$(323,813)	$92,993	$(590,067)	$177,497
Net result from discontinued operations	(3,750)	-	(301,280)	-
Net (loss) income	$(327,563)	$92,993	$(891,347)	$177,497

Weighted average number of shares used in computing basic and diluted net (loss) income per share:

Basic	9,400,632	5,300,000	10,104,849	5,300,000
Dilutive effect of stock options	-	-	-	-
Diluted	9,400,632	5,300,000	10,104,849	5,300,000

	For the three months ended March 31		For the nine months ended March 31
	2014	2013	2014	2013
Net (loss) income per share
Basic and diluted:
Continuing operations	$(0.034)	$0.018	$(0.058)	$0.034
Discontinued	$-	$-	$(0.030)	$-
Total	$(0.034)	$0.018	$(0.088)	$0.034

	FOR THE YEAR ENDED
	2013	2012
Net income	$262,752	$77,940

Weighted average number of shares used in computing basic and diluted net income per share:

Basic	5,313,661	5,300,000
Diluted	5,313,680	5,300,000

Net income per share
Basic	$0.049	$0.015
Diluted:	$0.049	$0.015